Leases - Future Minimum Rental Obligations Under Non-cancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 14.2
2017	10.1
2018	7.6
2019	5.6
2020	3.8
Thereafter	0.9
Total	$ 42.2